Schedule of Investments (unaudited) July 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.5%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$750	$776,182
5.87%, 02/23/22	450	480,515
5.90%, 02/01/27(a)	483	531,242
5.95%, 02/01/37	405	430,916
6.15%, 08/15/20(a)	615	635,510
6.75%, 01/15/28	200	221,348
Bombardier Inc., 7.45%, 05/01/34(b)	200	199,138
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40(a)(b)	200	203,228
7.38%, 07/15/39(b)	150	169,673

		3,647,752

Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22	198	209,541

Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	568	548,597

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	125	134,972

Banks — 11.1%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(b)(c)(d)	75	86,527
Barclays PLC
4.38%, 09/11/24	700	711,144
4.84%, 05/09/28 (Call 05/07/27)	1,100	1,116,247
5.20%, 05/12/26	1,250	1,308,388
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(a)(d)	1,525	1,417,960
4.50%, 04/01/25(a)	1,475	1,406,707
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	1,000	1,359,540
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	2,000	2,022,520
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)	375	485,629
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)	725	955,499
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(c)(d)	700	790,517

		11,660,678

Chemicals — 3.0%
CF Industries Inc.
3.45%, 06/01/23	705	711,994
4.95%, 06/01/43(a)	732	668,455
5.15%, 03/15/34(a)	715	705,776
5.38%, 03/15/44(a)	675	641,851
7.13%, 05/01/20	250	257,320
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	225	209,434

		3,194,830

Computers — 3.5%
Dell Inc.
4.63%, 04/01/21(a)	300	307,767
5.40%, 09/10/40	255	247,192
6.50%, 04/15/38	375	391,845
7.10%, 04/15/28	280	317,128
EMC Corp.
2.65%, 06/01/20	500	497,195
3.38%, 06/01/23 (Call 03/01/23)	966	953,597
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)(a)	400	406,280
Series 1, 5.95%, 12/01/40 (Call 06/01/40)	150	151,210

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
5.50%, 07/01/33	$300	$294,810
7.13%, 07/01/32(a)	135	149,305

		3,716,329

Cosmetics & Personal Care — 1.7%
Avon Products Inc.
7.00%, 03/15/23	450	453,209
8.95%, 03/15/43	225	241,920
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	560	571,138
4.70%, 05/24/22	512	524,380

		1,790,647

Diversified Financial Services — 3.6%
Ally Financial Inc., 8.00%, 11/01/31(a)	500	668,030
HSBC Finance Corp., 6.68%, 01/15/21(a)	500	524,140
Navient Corp.
5.50%, 01/25/23	1,050	1,086,865
5.63%, 08/01/33	570	476,423
7.25%, 01/25/22	725	788,844
8.00%, 03/25/20	250	257,710

		3,802,012

Electric — 0.8%
Panoche Energy Center LLC, 6.89%, 07/31/29(b)	173	160,026
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	400	408,836
6.50%, 03/15/40	300	302,070

		870,932

Electronics — 2.3%
ADT Security Corp. (The)
3.50%, 07/15/22	992	985,096
4.13%, 06/15/23	672	675,420
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	300	305,139
5.45%, 12/15/24 (Call 09/15/24)(a)	475	487,322

		2,452,977

Energy – Alternate Sources — 0.8%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	809	866,321

Engineering & Construction — 0.2%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	230	236,576

Food — 1.1%
New Albertsons LP
7.45%, 08/01/29	425	422,841
8.00%, 05/01/31	325	329,335
8.70%, 05/01/30	150	151,986
Safeway Inc., 7.25%, 02/01/31	211	212,952

		1,117,114

Forest Products & Paper — 0.2%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	200	236,054

Health Care – Services — 1.4%
HCA Inc.
7.05%, 12/01/27(a)	90	101,773
7.50%, 11/15/95(a)	225	241,389
7.69%, 06/15/25(a)	355	419,454
8.36%, 04/15/24	70	81,791
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(a)	365	364,551

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Tenet Healthcare Corp., 6.88%, 11/15/31	$345	$303,952

		1,512,910

Home Builders — 1.7%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)(a)	255	277,226
6.00%, 01/15/43 (Call 10/15/42)	500	492,570
PulteGroup Inc.
6.00%, 02/15/35	238	246,820
6.38%, 05/15/33(a)	381	410,310
7.88%, 06/15/32(a)	335	401,719

		1,828,645

Insurance — 2.4%
Genworth Holdings Inc.
6.50%, 06/15/34	285	254,921
7.20%, 02/15/21	380	388,717
7.63%, 09/24/21	670	697,450
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)(b)	575	722,223
MBIA Inc.
5.70%, 12/01/34	75	61,705
6.40%, 08/15/22 (Call 09/03/19)	255	254,969
Provident Financing Trust I, 7.41%, 03/15/38(a)	115	129,375

		2,509,360

Internet — 1.0%
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	380	384,750
4.20%, 09/15/20(a)	700	710,885

		1,095,635

Iron & Steel — 2.2%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	155	161,454
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	475	487,146
7.88%, 08/15/23 (Call 05/15/23)	555	598,107
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(a)	305	312,335
5.20%, 07/15/21 (Call 04/15/21)	210	215,939
Cleveland-Cliffs Inc., 6.25%, 10/01/40	280	252,070
U.S. Steel Corp., 6.65%, 06/01/37	340	289,826

		2,316,877

Lodging — 2.2%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	350	352,653
4.25%, 03/01/22 (Call 12/01/21)	575	582,866
5.40%, 04/01/24 (Call 02/01/24)	328	344,918
5.63%, 03/01/21	210	217,352
5.75%, 04/01/27 (Call 01/01/27)	355	376,957
6.35%, 10/01/25 (Call 07/01/25)	350	382,918

		2,257,664

Manufacturing — 0.4%
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	375	373,432

Media — 1.2%
Belo Corp.
7.25%, 09/15/27	215	236,958
7.75%, 06/01/27(a)	175	195,338
Liberty Interactive LLC
8.25%, 02/01/30	485	501,970
8.50%, 07/15/29	280	286,219

		1,220,485

Security	Par (000)	Value

Mining — 3.0%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	$740	$741,850
3.88%, 03/15/23 (Call 12/15/22)	780	782,785
4.00%, 11/14/21	250	255,115
4.55%, 11/14/24 (Call 08/14/24)(a)	350	358,704
5.40%, 11/14/34 (Call 05/14/34)	325	314,191
5.45%, 03/15/43 (Call 09/15/42)	750	695,587

		3,148,232

Office & Business Equipment — 5.1%
Pitney Bowes Inc.
3.88%, 09/15/20(a)	287	287,129
3.88%, 10/01/21 (Call 09/01/21)	575	560,700
4.63%, 05/15/22 (Call 04/15/22)	400	383,184
4.63%, 03/15/24 (Call 12/15/23)(a)	525	476,091
4.70%, 04/01/23 (Call 03/01/23)	400	377,376
Xerox Corp.
2.75%, 09/01/20	300	299,487
2.80%, 05/15/20	200	199,408
3.50%, 08/20/20	300	301,275
3.80%, 05/15/24(a)	250	249,573
4.13%, 03/15/23 (Call 02/15/23)	850	853,153
4.50%, 05/15/21	875	895,886
4.80%, 03/01/35	200	173,136
6.75%, 12/15/39	300	299,463

		5,355,861

Oil & Gas — 11.2%
Canadian Oil Sands Ltd., 4.50%, 04/01/22(b)	225	230,841
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)(a)	192	163,121
4.88%, 11/01/43 (Call 05/01/43)	790	497,013
5.70%, 10/15/39	450	307,179
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)(a)	316	322,216
Global Marine Inc., 7.00%, 06/01/28(a)	275	269,932
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	480	480,965
4.20%, 12/01/22 (Call 09/01/22)	575	583,596
5.63%, 12/01/42 (Call 06/01/42)	350	311,041
7.05%, 05/01/29	250	272,505
Nabors Industries Inc.
4.63%, 09/15/21	605	590,680
5.00%, 09/15/20(a)	525	526,081
5.10%, 09/15/23 (Call 06/15/23)	325	285,292
5.50%, 01/15/23 (Call 11/15/22)(a)	575	538,723
Noble Holding International Ltd.
5.25%, 03/15/42	475	237,586
6.05%, 03/01/41	325	170,827
6.20%, 08/01/40	350	186,127
7.95%, 04/01/25 (Call 01/01/25)(a)	405	296,662
8.95%, 04/01/45 (Call 10/01/44)	375	235,305
Pride International LLC, 7.88%, 08/15/40	250	169,775
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	300	227,646
4.88%, 06/01/22 (Call 03/01/22)(a)	625	577,406
5.40%, 12/01/42 (Call 06/01/42)	295	170,534
5.85%, 01/15/44 (Call 07/15/43)	376	218,591
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	195,796
6.20%, 01/23/25 (Call 10/23/24)	895	771,400

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	$225	$221,234
6.80%, 03/15/38(a)	945	685,021
7.50%, 04/15/31(a)	575	474,202
8.38%, 12/15/21	250	260,843
9.35%, 12/15/41(a)	325	290,878
Valaris PLC
4.50%, 10/01/24	300	216,909
5.20%, 03/15/25	350	249,942
5.75%, 10/01/44 (Call 04/01/44)(a)	850	496,697

		11,732,566

Oil & Gas Services — 0.9%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	475	457,705
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)(a)	715	516,116

		973,821

Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	335	395,792
Pactiv LLC
7.95%, 12/15/25(a)	210	228,877
8.38%, 04/15/27(a)	235	256,103
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	350	391,087

		1,271,859

Pharmaceuticals — 0.4%
Owens & Minor Inc.
3.88%, 09/15/21	200	176,636
4.38%, 12/15/24 (Call 09/15/24)(a)	275	201,413

		378,049

Pipelines — 7.1%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	500	507,670
4.75%, 09/30/21 (Call 06/30/21)(b)	405	416,024
4.95%, 04/01/22 (Call 01/01/22)	350	363,909
5.35%, 03/15/20(b)	250	253,758
5.60%, 04/01/44 (Call 10/01/43)	395	371,707
6.45%, 11/03/36(b)	280	293,731
6.75%, 09/15/37(b)	455	484,480
8.13%, 08/16/30	290	367,552
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	725	716,967
4.40%, 04/01/24 (Call 01/01/24)	500	509,000
4.85%, 07/15/26 (Call 04/15/26)	625	633,981
5.05%, 04/01/45 (Call 10/01/44)	400	337,124
5.45%, 06/01/47 (Call 12/01/46)(a)	500	426,745
5.60%, 04/01/44 (Call 10/01/43)	325	282,500
IFM U.S. Colonial Pipeline 2 LLC, 6.45%, 05/01/21 (Call 02/01/21)(b)	200	208,228
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	485	640,350
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	242	246,242
4.80%, 09/01/20	425	431,549

		7,491,517

Real Estate Investment Trusts — 2.6%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(a)	275	184,398
5.25%, 12/01/23 (Call 09/01/23)(a)	400	291,612
5.95%, 12/15/26 (Call 09/15/26)	575	407,186

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	$175	$165,412
4.50%, 04/18/22 (Call 01/18/22)	250	250,225
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	255	262,339
4.75%, 02/15/28 (Call 08/15/27)(a)	480	470,002
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	775	726,400

		2,757,574

Retail — 5.4%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	275	258,566
4.92%, 08/01/34 (Call 02/01/34)	300	216,444
5.17%, 08/01/44 (Call 02/01/44)	830	568,309
Brinker International Inc.
3.88%, 05/15/23	293	293,838
5.00%, 10/01/24 (Call 07/01/24)(b)	330	335,854
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	1,200	1,246,464
JC Penney Corp. Inc.
6.38%, 10/15/36(a)	200	47,426
7.40%, 04/01/37	210	47,874
7.63%, 03/01/97	200	45,408
L Brands Inc.
6.95%, 03/01/33	375	310,279
7.60%, 07/15/37	275	238,642
Rite Aid Corp., 7.70%, 02/15/27	225	139,500
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)(a)	375	324,649
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	325	329,332
3.88%, 11/01/20 (Call 08/01/20)	355	358,202
3.88%, 11/01/23 (Call 08/01/23)	325	332,374
5.35%, 11/01/43 (Call 05/01/43)	275	257,081
6.88%, 11/15/37	300	326,142

		5,676,384

Software — 0.5%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	480	506,952

Telecommunications — 13.3%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	225	226,512
Series P, 7.60%, 09/15/39	250	234,535
Series S, 6.45%, 06/15/21	600	630,114
Series T, 5.80%, 03/15/22	675	702,499
Series U, 7.65%, 03/15/42	245	227,973
Embarq Corp., 8.00%, 06/01/36	1,395	1,356,233
Frontier Communications Corp., 9.00%, 08/15/31	850	461,558
Frontier Florida LLC, Series E, 6.86%, 02/01/28	325	305,471
Frontier North Inc., Series G, 6.73%, 02/15/28	225	211,644
Nokia of America Corp., 6.45%, 03/15/29	150	150,923
Nokia OYJ, 6.63%, 05/15/39(a)	460	514,561
Qwest Corp.
6.75%, 12/01/21	400	429,488
6.88%, 09/15/33 (Call 09/15/19)(a)	400	397,712
7.13%, 11/15/43 (Call 11/15/19)(a)	125	124,231
7.25%, 09/15/25	125	139,483
Sprint Capital Corp.
6.88%, 11/15/28	1,500	1,652,280
8.75%, 03/15/32	1,225	1,518,020
Sprint Communications Inc., 9.25%, 04/15/22	125	145,005

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34(a)	$788	$801,758
6.38%, 11/15/33(a)	725	761,163
7.20%, 07/18/36	687	766,802
7.72%, 06/04/38(a)	690	799,137
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	855	882,112
U.S. Cellular Corp., 6.70%, 12/15/33(a)	525	556,064

		13,995,278

Toys, Games & Hobbies — 1.2%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	337	330,553
3.15%, 03/15/23 (Call 12/15/22)	225	216,734
4.35%, 10/01/20(a)	258	261,919
5.45%, 11/01/41 (Call 05/01/41)(a)	280	232,865
6.20%, 10/01/40	250	221,757

		1,263,828

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	275	268,056

Total Corporate Bonds & Notes — 97.3% (Cost: $102,061,877)		102,420,317

Short-Term Investments

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	17,074	17,082,260

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	3,032	$3,032,000

		20,114,260

Total Short-Term Investments — 19.1% (Cost: $20,110,454)		20,114,260

Total Investments in Securities — 116.4% (Cost: $122,172,331)		122,534,577

Other Assets, Less Liabilities — (16.4)%		(17,255,221)

Net Assets — 100.0%		$105,279,356

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,771	7,303	17,074	$17,082,260	$56,514	(a)	$149	$2,651
BlackRock Cash Funds: Treasury, SL Agency Shares	663	2,369	3,032	3,032,000	15,974		—	—

				$20,114,260	$72,488		$149	$2,651

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$102,420,317	$—	$102,420,317
Money Market Funds	20,114,260	—	—	20,114,260

	$20,114,260	$102,420,317	$—	$122,534,577

4